Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Deposits From Banking Clients [Line Items]
Total	¥ 45,676,624
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	31,521,033
Due after one year through two years	1,882,156
Due after two years through three years	1,498,412
Due after three years through four years	386,194
Due after four years through five years	403,424
Due after five years	134,283
Total	35,825,502
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	9,832,409
Due after one year through two years	13,479
Due after two years through three years	1,037
Due after three years through four years	1,678
Due after four years through five years	1,723
Due after five years	796
Total	9,851,122
Time deposits
Deposits From Banking Clients [Line Items]
Total	33,851,877
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	23,124,190
Due after one year through two years	1,881,506
Due after two years through three years	1,498,412
Due after three years through four years	386,194
Due after four years through five years	403,424
Due after five years	134,283
Total	27,428,009
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	6,405,155
Due after one year through two years	13,479
Due after two years through three years	1,037
Due after three years through four years	1,678
Due after four years through five years	1,723
Due after five years	796
Total	6,423,868
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	11,824,747
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	8,396,843
Due after one year through two years	650
Total	8,397,493
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	3,427,254
Total	¥ 3,427,254